Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (1,015,019)	$ (770,673)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	104,000	114,000
Depreciation expense	13,033	0
Amortization of debt discount	51,691	38,942
Asset retirement obligation expense	1,836	0
(Gain) loss on change in fair value of derivative liabilities	0	(12,211)
Changes in operating assets and liabilities:
Accounts receivable	0	(7,890)
Joint interest billing receivable	23,552	0
Prepaid expenses and other current assets	(3,855)	(1,250)
Accounts payable	439,091	111,332
Accounts payable-related party	55,885	(13,085)
Interest payable	32,936	17,863
Net cash used in operating activities	(296,850)	(522,972)
Cash flows from investing activities:
Cash paid for purchase of property and equipment	(10,074)	0
Acquisition of oil and gas property	(145,558)	(756,298)
Net cash used in investing activities	(155,632)	(756,298)
Cash flows from financing activities:
Proceeds from convertible credit line, related party	239,841	0
Proceeds from advances, related parties	130,381	110,235
Proceeds from senior secured convertible notes payable, related party	0	499,996
Proceeds from unexecuted subscription agreements	0	1,761,570
Net cash provided by financing activities	370,222	2,371,801
Net change in cash and cash equivalents	(82,260)	1,092,531
Cash and cash equivalents, at beginning of period	95,362	217
Cash and cash equivalents, at end of period	13,102	1,092,748
Supplemental disclosures of cash flow information:
Cash paid for interest	16,210	23,596
Cash paid for income taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Debt discount on senior secured convertible notes payable – related party and convertible credit line payable – related party	0	208,476
Shares issued for the settlement of accounts payable, related party	354,260	0
Related Party Advances and Promissory Note Converted into 7.25% Note [Member]
Supplemental disclosure of non-cash investing and financing activities:
Advances and other liabilities converted to senior secured convertible notes payable, related party	$ 0	$ 819,963